SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES of

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advisor III Variable Annuity

Polaris Protector Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Advisor Variable Annuity

WM Diversified Strategies Variable Annuity

WM Diversified Strategies III Variable Annuity

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Variable Annuity

Seasons Select Variable Annuity

Seasons Triple Elite Variable Annuity

Seasons Advisor Variable Annuity

Seasons Advisor II Variable Annuity

Seasons Elite Variable Annuity

Seasons Preferred Solution Variable Annuity

Seasons Advisor III Variable Annuity

Seasons Advantage Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE ANNUITY ACCOUNT FIVE

Seasons Triple Elite Variable Annuity

Seasons Elite Variable Annuity

Seasons Select II Variable Annuity

Our Annuity Service Center address has changed. If you have questions about your contract or need to contact us, please write to Annuity Service Center, P.O. Box 15570, Amarillo, TX 79105 or call (800) 445-7862.

Dated: May 1, 2013

Please keep this Supplement with your Prospectus